STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock options for the six months ended June 30, 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options Outstanding, December 31, 2017	8,058,788	$0.29
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Options Outstanding,June 30, 2018	8,058,788	$0.29	3.4 years	$95,353
Vested and unvested but expected to vest, June 30, 2018	8,004,211	$0.29	3.4 years	$94,603
Exercisable at June 30, 2018	6,985,038	$0.28	2.8 years	$94,603

The following summarizes stock option activity for the years ended December 31, 2017 and 2016:

		Options Outstanding
	Shares available for grants	Number of shares	Exercise price range	Weighted average exercise price

December 31, 2015	1,548,029	7,131,211	$0.14 - 3.00	$0.30
Grants	(940,000)	940,000	0.64	0.64
Exercises	-	-	-	-
Forfeitures	-	-	-	-
Expirations*	-	(372,500)	0.76 - 3.00	1.23
December 31, 2016	608,029	7,698,711	$0.14 - 0.64	$0.29
Grants	(1,000,000)	1,000,000	0.28	0.28
Exercises	-	(95,608)	0.16	0.16
Forfeitures*	124,750	(167,915)	0.21 - 0.64	0.40
Expirations	376,400	(376,400)	0.27	0.27
December 31, 2017	109,179	8,058,788	$0.14 - 0.64	$0.29

Vested and expected to vest at December 31, 2017		7,945,342

Exercisable at December 31, 2017		6,358,788

[1]

[1]	Note: A portion of the forfeitures in 2017 and the 2016 expirations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.